CONSOLIDATED STATEMENT OF SHAREHOLDERS’ EQUITY - USD ($)	Total	Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Preferred Stock [Member]	Subscribed Stock [Member]	Subscribed Stock [Member] Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Preferred Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Preferred Stock [Member]
Balance at Mar. 31, 2014	$ 23,380,180		$ 1,000,000		$ 29,022		$ 7,056		$ 29,494,797		$ (15,382,512)		$ 7,810,987		$ 420,830
Balance, shares (in shares) at Mar. 31, 2014			1,000		29,022,266		7,055,837
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 3,252,281		$ 0		$ 9,608		$ (6,355)		3,249,028		0		0		0
Issuance of stock, shares (in shares)	10,306,272		0		9,607,850		(6,355,570)
Warrants issued to placement agents	$ 299,625		$ 0		$ 0		$ 0		299,625		0		0		0
Warrants issued with debt financing	704,646		0		0		0		704,646		0		0		0
Conversion of debt to stock	300,000		$ 0		$ 217		$ (67)		299,850		0		0		0
Conversion of debt to stock, shares (in shares)			0		216,667		(66,667)
Conversion of common stock		$ 0		$ (1,000,000)		$ 0		$ 1,000		$ 999,000		$ 0		$ 0		$ 0
Conversion of common stock, shares (in shares)				(1,000)		0		1,000,000
Stock issued for services	$ 373,249		$ 0		$ 698		$ (100)		372,651		0		0		0
Stock issued for services, shares (in shares)	515,000		0		698,422		(100,000)
Acquisition of residual portfolios	$ 3,150		$ 0		$ 2		$ 0		3,148		0		0		0
Acquisition of residual portfolios, shares (in shares)			0		2,100		0
Stock-based compensation	1,240,139		$ 0		$ 0		$ 0		1,240,139		0		0		0
Canceled stock	(680,184)		$ 0		$ (233)				(679,951)		0		0		0
Canceled stock, shares (in shares)			0		(233,290)		0
Purchase/Repurchase of noncontrolling interest	(265,876)		$ 0		$ 0		$ 0		0		0		(265,876)		0
Issuance of MMPL shares to noncontrolling shareholders	520,210		0		0		0		0		0		520,210		0
Net loss	(9,356,411)		0		0		0		0		(8,754,318)		(602,093)		0
Foreign currency translation adjustment	(1,292,743)		0		0		0		0		0		(372,530)		(920,213)
Balance at Mar. 31, 2015	18,478,266		$ 0		$ 39,314		$ 1,534		35,982,933		(24,136,830)		7,090,698		(499,383)
Balance, shares (in shares) at Mar. 31, 2015			0		39,314,015		1,533,600
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 2,229,392		$ 0		$ 5,960		$ 0		2,223,432		0		0		0
Issuance of stock, shares (in shares)	8,839,308		0		5,960,419		0
Warrants issued with equity financing	$ 1,399,336		$ 0		$ 0		$ 0		1,399,336		0		0		0
Warrants issued with debt financing	1,944,356		0		0		0		1,944,356		0		0		0
Warrants issued for services	3,256,309		0		0		0		3,256,309		0		0		0
Canceled warrants, net	(1,265,553)		0		0		0		(1,265,553)		0		0		0
Conversion of debt to stock	1,204,000		$ 0		$ 2,001		$ 0		1,201,999		0		0		0
Conversion of debt to stock, shares (in shares)			0		2,001,515		0
Conversion of common stock		$ 0		$ 0		$ 534		$ (534)		$ 0		$ 0		$ 0		$ 0
Conversion of common stock, shares (in shares)				0		533,600		(533,600)
Stock issued for services	1,610,217		$ 0		$ 2,879		$ 0		1,607,338		0		0		0
Stock issued for services, shares (in shares)			0		2,878,889		0
Stock-based compensation	1,216,146		$ 0		$ 0		$ 0		1,216,146		0		0		0
Canceled stock	(602,214)		$ 0		$ (40)		$ (1,000)		(601,174)		0		0		0
Canceled stock, shares (in shares)			0		(40,000)		(1,000,000)
Embedded derivative reclassification upon conversion	620,603		$ 0		$ 0		$ 0		620,603		0		0		0
Purchase/Repurchase of noncontrolling interest	(3,000,000)		0		0		0		(3,000,000)		0		0		0
Issuance of DPPL shares to Parent	0		0		0		0		2,121,672		0		(2,135,243)		13,571
Issuance of MMPL shares to noncontrolling shareholders	4,454,110		0		0		0		(234,387)		0		4,599,991		88,506
Net loss	(19,727,913)		0		0		0		0		(15,952,578)		(3,775,335)		0
Foreign currency translation adjustment	(1,423,659)		0		0		0		0		0		(391,440)		(1,032,219)
Balance at Mar. 31, 2016	$ 10,393,396		$ 0		$ 50,648		$ 0		$ 46,473,010		$ (40,089,408)		$ 5,388,671		$ (1,429,525)
Balance, shares (in shares) at Mar. 31, 2016			0		50,648,438		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, shares (in shares)	11,625,200
Canceled stock, shares (in shares)	(3,661,540)
Net loss	$ (7,989,461)
Foreign currency translation adjustment	(392,921)
Balance at Dec. 31, 2016	$ 4,820,362